Financial Debt - Recoverable Cash Advances And Other Loans (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial debt
Recoverable cash advances - Non-current	€ 8,276	€ 8,623
Recoverable cash advances - Current	333	248
Total recoverable cash advances	8,609	8,871	€ 8,674
Loan facility agreement - Non-current	7,793	6,898
Synthetic warrants - Non-current	1,601	3,204
Total EIB	9,394	10,102
Convertible bond - Current	22,657
Total convertible bond	22,657
Total financial debt	40,660	18,973
Non-current	17,670	18,725
Current	22,990	248
Loan facility agreement with the European Investment Bank (EIB).
Disclosure of financial debt
Total financial debt	7,793	6,898
Synthetic warrant
Disclosure of financial debt
Total financial debt	€ 1,601	€ 3,204